Note 7 - Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(thousands of Canadian dollars)
	2025	2024

Cost	$36,636	$36,721
Accumulated amortization	(12,700)	(12,836)

	$23,936	$23,885